UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

Daxor Corporation

(Exact name of registrant as specified in charter)

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Address of principal offices)(Zip code)

David Frankel, Daxor Corporation

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 212-330-8500

Date of Fiscal Year End: December 31, 2014

Date of Reporting Period: September 30, 2014

Item 1. Schedule of Investments

Daxor Corporation
Schedule of Investments
September 30, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 156.09%

Banking -0.64%

Bank of America Corp.	3,195	$54,475
Popular, Inc. (a)	1,700	50,039
First Niagara Financial Group, Inc.	5,000	41,650
		$146,164

Communication Services-0.39%
Frontier Communications Corp.	12,500	$81,375
Novatel Wireless Inc. (a)	2,000	7,340
		$88,715

Gold-0.35%
Newmont Mining Corporation		$80,675

Investment Services-0.79%
United States Natural Gas Fund, LLP (a)	8,125	$179,644

Oil & Gas Operations-0.61%
Exco Resources, Inc.	18,900	$63,126
Williams Companies, Inc.	1,200	66,420
WPX Energy Inc. (a)	400	9,624
		$139,170

Other Common Stock-0.10%		$22,642

Daxor Corporation
Schedule of Investments
September 30, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 156.09%

Utilities-152.83%
Electric Utilities-148.60%
Ameren Corp.	4,000	$153,320
American Electric Power Co. Inc.	22,600	1,179,946
Avista Corp.	14,396	439,510
Calpine Corp. (a)	1,328	28,818
Centerpoint Energy, Inc.	5,000	122,350
CMS	41,500	1,230,890
DTE Energy Co.	47,000	3,575,760
Duke Energy Corp.	18,117	1,354,608
Edison International	7,000	391,440
Entergy Corp.	46,545	3,599,325
Exelon Corp.	32,700	1,114,743
Firstenergy Corp.	98,286	3,299,461
Great Plains Energy Inc.	21,000	507,570
Hawaiian Electric Industries, Inc.	58,200	1,545,210
National Grid PLC Shares	38,751	2,785,422
National Grid PLC ADR	30,392	438,074
NISOURCE Inc.	44,000	1,803,120
Northeast Utilities	41,320	1,830,476
Pepco Holdings Inc.	2,201	58,899
PG & E Corp.	7,000	315,280
Pinnacle West Capital Corp.	31,002	1,693,949
PNM Resources, Inc.	78,750	1,961,663
Teco Energy, Inc.	2,000	34,760
UIL Holdings Corp.	22,332	790,553
UNITIL Corp.	52,900	1,644,661
Westar Energy, Inc.	42,941	1,465,147
XCEL Energy, Inc.	19,050	579,120
		$33,944,075
Natural Gas Utilities-4.23%
Integrys Energy Group Inc.	4,500	$291,690
Southwest Gas Corp.	1,000	48,580
Spectra Energy Corp.	15,925	625,215
		$965,485

Total Utilities		$34,909,560

Waste Management-0.38%
Veolia Environnment SA ADR	5,000	$87,750

Total Common Stock (Cost $14,639,790)-156.09%		$35,654,320

Daxor Corporation
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)

	Shares	Market Value
Preferred Stocks-7.48%

Banking-5.74%
Bank of America Corp., 6.204% Series D	1,000	$24,869
Bank of America Corp., 7.250% Series L	700	802,550
Barclays Bank PLC ADR, 8.125% Series 5 Callable	2,500	64,925
Deutsche Bank Contingent Capital Trust III Preferred, Div 7.60%	10,000	277,200
Goldman Sachs Group, 6.20% Series B Callable	1,000	24,970
Wells Fargo Company, 8.00 % Series J Non-Cumulative	4,000	116,080
		$1,310,594

Electric Utilities-1.63%
Duquesne Light Co. Preferred, 3.75% Callable	400	$16,800
Pacific Gas & Electric, 5% Series D	1,000	23,600
Pacific Gas & Electric, 5% Series E	1,100	25,948
Pacific Gas & Electric, 6% Series A	4,200	121,800
Southern California Edison, 4.32% Callable	5,500	125,950
Southern California Edison, 4.78% Callable	2,500	58,837
		$372,935

Insurance-0.11%
MetLife Inc., Series B	1,000	$25,620

Total Preferred Stock (Cost $1,084,156)-7.48%		$1,709,149

Total Investment in Securities (Cost $15,723,946) -163.57%		$37,363,469

Investment in Operating Division-14.96%		$3,416,974

Deferred Income Taxes, Net-8.35%		$1,908,070

Other Assets-0.70%		$160,113

Total Assets-187.58%		$42,848,626
Total Liabilities – (87.58%)		(20,005,756)
Net Assets-100.00%		$22,842,870

Daxor Corporation
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)

At September 30, 2014, the net unrealized appreciation based on cost for financial reporting purposes of $21,639,523 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost	$21,888,454
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value	(248,931)
Net unrealized appreciation	$21,639,523

Portfolio Analysis

As of September 30, 2014

Percentage of Net Assets
Common Stock
Banking	0.64%
Communication Services	0.39%
Gold	0.35%
Investment Services	0.79%
Oil and Gas Operations	0.61%
Other Common Stock	0.10%
Electric Utilities	148.60%
Natural Gas Utilities	4.23%
Waste Management	0.38%
Total Common Stock	156.09%

Preferred Stock
Banking	5.74%
Electric Utilities	1.63%
Insurance	0.11%
Total Preferred Stock	7.48%

Total Investment in Securities	163.57%

Daxor Corporation
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)

Name of Issuer	Number of Shares in Short Position at 09/30/2014	Value of Short Position at 09/30/2014
Securities Sold Short- (81.85%)
Apple, Inc.	(68,200)	$(6,871,150)
Best Buy Co. Inc.	(18,900)	(634,851)
Blackberry Limited	(3,500)	(34,790)
First Solar	(13,600)	(895,016)
Gap, Inc.	(5,000)	(208,450)
General Electric Co.	(2,500)	(64,050)
Hewlett Packard Company	(7,400)	(262,478)
Keurig Green Mountain, Inc.	(15,000)	(1,951,950)
Intuitive Surgical, Inc.	(500)	(230,910)
KB Home	(3,000)	(44,820)
Netflix, Inc.	(4,800)	(2,165,664)
Pool Corp.	(5,000)	(269,600)
Ralph Lauren Corporation	(1,500)	(247,095)
Simon Property Group Inc.	(26,000)	(4,274,920)
St. Joe Co.	(5,500)	(109,615)
Starbucks Corporation	(3,500)	(264,110)
Toll Brothers Inc.	(1,500)	(46,740)
UBS AG	(5,000)	(86,850)
Washington Prime Group Inc.	(2,000)	(34,960)
Total Securities Sold Short- (81.85%)		$(18,698,019)

Restricted Cash (b) -82.09%		18,753,861

Securities borrowed at fair market value, Net of Restricted Cash -0.24%		$55,842

Daxor Corporation Schedule of Investments (Continued) September 30, 2014 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Open Options Written-(0.99%)
Call Options Written- (0.77%)
Apple, Inc.	(105)	90.00	10/17/2014	$(114,712)
Bank of America Corp.	(25)	17.00	10/17/2014	(1,019)
Entergy Corp.	(30)	80.00	10/17/2014	(268)
Entergy Corp.	(10)	80.00	11/21/2014	(950)
Entergy Corp.	(25)	80.00	12/19/2014	(2,750)
Entergy Corp.	(2)	65.00	01/16/2015	(2,510)
Entergy Corp.	(50)	70.00	01/16/2015	(38,750)
Exelon Corp.	(50)	34.00	10/17/2014	(3,500)
Exelon Corp.	(25)	35.00	10/17/2014	(625)
FirstEnergy Corp.	(25)	35.00	10/17/2014	(300)
FirstEnergy Corp.	(30)	36.00	10/17/2014	(10)
FirstEnergy Corp.	(30)	38.00	10/17/2014	(150)
FirstEnergy Corp.	(50)	35.00	01/16/2015	(2,900)
FirstEnergy Corp.	(50)	36.00	01/16/2015	(2,250)
Frontier Communications Corporation	(125)	7.00	11/21/2014	(970)
Newmont Mining Corporation	(35)	25.00	11/21/2014	(1,348)
United States Natural Gas Fund, LLP	(56)	27.00	10/17/2014	(56)
Veolia Environment SA	(50)	22.50	10/17/2014	(2,000)
Total Call Options Written				$(175,068)

Put Options Written-(0.22%)
Apple, Inc.	(50)	85.00	10/17/2014	$(225)
Apple, Inc.	(100)	87.86	10/17/2014	(650)
Apple, Inc.	(100)	80.00	11/21/2014	(1,650)
Apple, Inc.	(200)	85.00	11/21/2014	(6,500)
Apple, Inc.	(100)	87.50	11/21/2014	(4,800)
Apple, Inc.	(100)	80.00	12/19/2014	(2,750)
Apple, Inc.	(100)	85.00	12/19/2014	(5,150)
Bank of America Corp.	(75)	14.00	10/17/2014	(75)
Bank of America Corp.	(35)	12.00	11/21/2014	(35)
Bank of America Corp.	(50)	13.00	11/21/2014	(75)
Bank of America Corp.	(100)	12.00	01/16/2015	(420)
Best Buy Co. Inc.	(35)	25.00	10/17/2014	(64)
Best Buy Co. Inc.	(10)	26.00	10/17/2014	(20)
Best Buy Co. Inc.	(44)	25.00	11/21/2014	(440)
Best Buy Co. Inc.	(50)	26.00	11/21/2014	(603)
Best Buy Co. Inc.	(50)	25.00	12/19/2014	(1,150)
BlackBerry Limited	(35)	9.00	10/17/2014	(420)
Exelon Corp.	(25)	30.00	10/17/2014	(125)
FirstEnergy Corp.	(20)	28.00	01/16/2015	(300)
General Electric Co.	(30)	18.00	12/19/2014	(60)
Hewlett Packard Company	(20)	24.00	11/21/2014	(60)
Hewlett Packard Company	(51)	28.00	11/21/2014	(281)
The Gap, Inc.	(50)	35.00	10/17/2014	(150)
Intuitive Surgical, Inc.	(5)	400.00	11/21/2014	(2,850)
Keurig Green Mountain, Inc.	(35)	95.00	10/17/2014	(420)
Keurig Green Mountain, Inc.	(35)	100.00	10/17/2014	(525)
Keurig Green Mountain, Inc.	(25)	100.00	11/21/2014	(1,137)
Keurig Green Mountain, Inc.	(20)	105.00	11/21/2014	(1,570)
National Grid PLC	(15)	65.00	12/19/2014	(600)

Daxor Corporation Schedule of Investments (Continued) September 30, 2014 (Unaudited)
Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(0.22%)
Netflix, Inc.	(10)	390.00	10/17/2014	$(2,025)
Netflix, Inc.	(10)	400.00	10/17/2014	(3,060)
Netflix, Inc.	(10)	405.00	10/17/2014	(3,750)
Newmont Mining Corporation	(30)	21.00	12/19/2014	(1,545)
Newmont Mining Corporation	(15)	22.00	01/16/2015	(1,380)
Simon Property Group Inc.	(20)	110.00	10/17/2014	(780)
Simon Property Group Inc.	(30)	140.00	10/17/2014	(345)
Simon Property Group Inc.	(35)	145.00	10/17/2014	(511)
Simon Property Group Inc.	(20)	155.00	10/17/2014	(620)
Simon Property Group Inc.	(70)	140.00	11/21/2014	(2,590)
Simon Property Group Inc.	(30)	145.00	11/21/2014	(1,695)
Simon Property Group Inc.	(10)	125.00	01/16/2015	(78)
Simon Property Group Inc.	(30)	145.00	01/16/2015	(3,645)
SPDR S&P 500	10	185.00	12/19/2014	2,380
SPDR S&P 500	10	190.00	01/16/2015	4,270
SPDR S&P 500	10	180.00	02/20/2015	3,130
Starbucks Corporation	(20)	60.00	11/21/2014	(180)
St. Joe Co.	(55)	18.00	11/21/2014	(1,650)
Toll Brothers Inc.	(15)	27.00	11/21/2014	(188)
UBS AG	(50)	16.00	11/21/2014	(1,000)
Washington Prime Group Inc.	(20)	17.50	10/17/2014	(1,000)
Total Put Options Written				$(49,367)

Total Call and Put Options Written-(Premium Received)-(0.99%)				$(224,435)

Margin loans payable-(86.29%) (c)				$(19,711,561)

Other Liabilities-(0.30%)				$(69,760)

Total Liabilities –(87.58)%				$(20,005,756)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

The Company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in securities traded on national securities exchanges are valued at the last reported sales price on the last day of the reporting period. Securities traded on the over the counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and ask prices.

The following tables summarize the inputs used as of September 30, 2014 for the Corporation’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$35,654,320	$—	$—	$35,654,320
Preferred Stocks	1,709,149	—	—	1,709,149
Investment in Operating Division	—	—	3,416,974	3,416,974
Total	$37,363,469	$—	$3,416,974	$40,780,443

Liabilities	Level 1	Level 2	Level 3	Total
Margin Loans	$19,711,561	$—	$—	$19,711,561
Call and Put Options	$224,435	$—	$—	$224,435

The Company’s Level 3 assets consist of its investment in its Operating Division. Since it’s inception, the Operating Division has not generated significant revenue and has incurred substantial operating losses. Due to these substantial losses, the Operating Division has been completely dependent on funding from the Company to sustain its operations.

As such, the Company has determined that the value of the Operating Division approximates the net book value of certain property and equipment reduced by the remaining mortgage balance on such property and equipment. The property and equipment consist of land, buildings and laboratory equipment located in Oak Ridge, Tennessee.

* Refer to the Schedule of Investments for industry classifications for common and preferred stock.

(a) Non-income producing investment.

(b) Restricted cash held by Company’s brokers to satisfy margin requirements.

(c) Short-Term debt due to brokers secured by the Company’s investments in marketable securities.

Securities valuation policies and other investment related disclosures will be incorporated by reference to the semi-annual and annual reports to be filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)	/s/ Joseph Feldschuh
BY: Joseph Feldschuh
ITS: President
(Chief Executive Officer/Chairman of the Board of Directors/Principal Executive Officer)

Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Frankel
BY: David Frankel
ITS: Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer/Chief Compliance Officer)

Date: November 26, 2014